Fair Value Measurements	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Fair Value Measurements

Note 14 - Fair Value Measurements

Trade receivables, other current assets, accounts payable, accrued expenses, and other current liabilities are carried at cost which approximates fair value due to their short-term nature. The carrying value of long-term debt is considered approximate fair value as it is floating rate debt with variable interest rates reset on a quarterly basis and have been valued at Level 2 in the fair value hierarchy.

The following table represents the carrying amounts and estimated fair values of the Partnership’s financial instruments as of December 31, 2014 and December 31, 2013.

	2014		2013
(in US$ millions)	Carrying amount	Fair value	Carrying amount	Fair value
Financial assets:
Cash and cash equivalents	36.3	36.3	54.5	54.5
Restricted cash	2.2	2.2	8.0	8.0
Current forward currency exchange contracts	7.7	7.7	—	—
Non-current forward currency exchange contracts	15.2	15.2	—	—

Financial liabilities:
Current interest rate swap contracts	5.6	5.6	3.6	—
Non-current interest rate swap contracts	8.4	8.4	3.5	7.1
Long-term debt	573.7	573.7	175.6	175.6
Current instalments of long-term debt	—	—	25.1	25.1
Long-term debt, affiliates	56.1	56.1	611.8	611.8

The carrying amounts shown in the table are included in the consolidated and combined carve-out balance sheets under the indicated captions. The carrying value of trade accounts receivable, trade accounts payable and receivables/payables to owners and affiliates approximate their fair value.

The fair values of the financial instruments shown in the above table as of December 31, 2014 and December 31, 2013 represent the amounts that would be received to sell those assets or that would be paid to transfer those liabilities in an orderly transaction between market participants at that date. Those fair value measurements maximize the use of observable inputs. However, in situations where there is little, if any, market activity for the asset or liability at the measurement date, the fair value measurement reflects the Partnership’s own judgment about the assumptions that market participants would use in pricing the asset or liability. Those judgments are developed by the Partnership based on the best information available in the circumstances, including expected cash flows and appropriately risk-adjusted discount rates, available observable and unobservable inputs.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

•	Cash and cash equivalents: The fair value of the Company’s cash balances approximate the carrying amounts due to the current nature of the amounts.

•	Interest rate swap contracts: The fair value of the interest rate swaps was determined using a discounted cash flow model based on market-based LIBOR/EURIBOR swap yield curves.

•	Forward Foreign Currency Contracts: The fair value of our forward foreign currency contracts is the estimated amount that we would receive or pay to terminate the agreements at the reporting date, taking into account interest rates and foreign exchange rates.

•

Long-term debt: With respect to long-term debt measurements, the fair value is determined by discounting the expected future cash flows to the valuation date. All cash flows are discounted by the discount rate corresponding to its payment date, where the discount rates are derived from market interest rates. The Partnership uses the US LIBOR/EURIBOR interest rate swap curve and adjusts that rate for all necessary risks, including its own credit risk. In determining an appropriate spread to reflect its credit standing, the Partnership considered public information on interest rates currently offered to a peer group for similar debt instruments.

The following table presents the placement in fair value hierarchy of assets and liabilities that are measured at fair value on a recurring basis (including those items that are required to be measured at fair value or for which fair value is required to be disclosed) as of December 31, 2014 and December 31, 2013:

	Fair value measurement at 2014
(in US$ millions)	Total	Quoted prices in active markets for identical assets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Financial assets:
Cash and cash equivalents	36.3	36.3	—	—
Restricted cash	2.2	2.2	—	—
Current forward currency exchange contracts	7.7	—	7.7	—
Non-current forward currency exchange contracts	15.2	—	15.2	—

Financial liabilities:
Current interest rate swap contracts	5.6	—	5.6	—
Non-current interest rate swap contracts	8.4	—	8.4	—
Long-term debt, current and noncurrent	573.7	—	573.7	—
Long-term debt, affiliates	56.1	—	56.1	—

	Fair value measurement at 2013
(in US$ millions)	Total	Quoted prices in active markets for identical assets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Financial assets:
Cash and cash equivalents, incl restricted cash	54.5	54.5	—	—
Restricted cash	8.0	8.0	—	—

Financial liabilities:
Interest rate swap contracts	7.1	—	7.1	—
Long-term debt, current and noncurrent	200.9	—	200.9	—
Affiliate loan	611.8	—	611.8	—

There were no transfers into or out of Level 1, Level 2 or Level 3 for the years ended December 31, 2014 and December 31, 2013.